Fair Value Measurements (Details) - Schedule of change in fair value of derivative warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Schedule of change in fair value of derivative warrant liabilities [Abstract]
Derivative warrant liabilities, beginning balance	$ 14,405,000
Issuance of Public and Private Warrants		16,340,000	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)		(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)		(5,695,000)
Change in fair value of derivative warrant liabilities	0	(1,935,000)	(1,935,000)
Derivative warrant liabilities, ending balance		$ 14,405,000	$ 6,342,500
Derivative warrant liabilities